OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 5,055	$ 4,358
Services provided under warranty	(6,428)	(6,189)
Changes in provision	6,995	6,886
Balance as of end of year	$ 5,622	$ 5,055